Gains or losses on non financial assets and investments, net	12 Months Ended
Dec. 31, 2018
Gains or losses on non financial assets and investments, net [Abstract]
Gains or losses on non financial assets and investments, net

42.        Gains or losses on non financial assets and investments, net

The breakdown of the balance of this item is as follows:

Thousand of reais	2018	2017	2016

Gains	11,627	1,798	12,584
Tangible and intangible assets	11,627	1,798	12,575
Investments	-	-	9
Losses	(37,103)	(66,100)	(8,768)
Tangible and intangible assets	(37,103)	(13,719)	(7,547)
Investments (1)	-	(52,381)	(1,221)
Total	(25,476)	(64,302)	3,816

(1) In 2017, includes the amount of R$41,999 related to the sale of BW Guirapá I S.A.